Subsequent Events (Details) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 07, 2026	Feb. 16, 2026	Jan. 07, 2026	Sep. 07, 2021	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Jan. 01, 2026	Oct. 31, 2025	Jun. 30, 2021	Jun. 29, 2021
Subsequent Events
Asset's estimated useful life											25 years
Deductible period under business interruption insurance							14 days
Knutsen NYK Offshore Tankers AS
Subsequent Events
Common units of Partnership in exchange for cash per unit									$ 10
Vessels and equipment useful life period
Subsequent Events
Asset's estimated useful life							23 years	20 years		23 years
Common units
Subsequent Events
Cash distributions paid in the period per unit				$ 0.52
Subsequent event | Tordis Knutsen
Subsequent Events
Repair cost deductible amount		$ 150,000
Deductible period under business interruption insurance		14 days
Subsequent event | Windsor Knutsen
Subsequent Events
Final insurance claim payment					$ 1,800,000
Subsequent event | Vessel
Subsequent Events
Asset's estimated useful life					20 years	20 years		20 years
Subsequent event | Vessels and equipment useful life period
Subsequent Events
Asset's estimated useful life								20 years
Subsequent event | Series A Preferred unit
Subsequent Events
Cash distributions			$ 1,700,000			$ 1,700,000
Subsequent event | Common units
Subsequent Events
Cash distributions paid in the period per unit	$ 0.05		$ 0.026